Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0002115436
Registrant Name	ExxonMobil Holdings Corp
Registration File Number	333-293558
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES